INCOME TAXES - Income Tax (Expenses)/Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expenses:
Current	$ 1	$ 17	$ 284
Deferred		0
Income tax benefit due to reverse of UTP		0
Income tax expenses (benefit), Net	$ 1	$ 17	$ 284